Share Appreciation Rights - Additional Information (Detail) ¥ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share appreciation right units exercised		0	0
Share appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share appreciation right units to eligible employees, number of units approved for granting	2,394,000,000
Share appreciation right units to eligible employees, exercise price | $ / shares	$ 3.81
Share appreciation rights, contractual life	5 years
Compensation expense in respect of share appreciation rights		¥ 101	¥ 136
Liability arising from share appreciation rights		¥ 65	¥ 166
Third Anniversary [member] | Share appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share appreciation right units to eligible employees, maximum percentage exercisable						33.30%
Fourth Anniversary [member] | Share appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share appreciation right units to eligible employees, maximum percentage exercisable					66.70%
Fifth Anniversary [member] | Share appreciation rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share appreciation right units to eligible employees, maximum percentage exercisable				100.00%